Consolidated Statement of Cash Flows € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Operating activities
Profit after tax	$ 885.0	$ 1,450.2	$ 1,315.9
Adjustments to reconcile profit after tax to net cash provided by operating activities
Depreciation	640.5	561.0	497.5
Tax expense on profit	63.1	161.1	154.4
Share-based payments	7.7	6.4	5.7
(Increase)/decrease in inventories	0.8	(0.6)	0.2
(Increase)/decrease in trade receivables	(1.9)	(3.3)	11.8
(Increase) in other assets	(2.1)	(14.1)	(76.0)
(Decrease)/increase in trade payables	324.2	(44.5)	63.5
Increase in accrued expenses	198.6	241.1	144.7
(Decrease) in other creditors	(2.8)	(9.6)	(20.1)
(Decrease) in provisions	(2.5)	(0.1)	(11.0)
(Increase)/decrease in finance income	0.5	(0.7)	(2.4)
(Decrease)/increase in finance expense	(1.5)	3.8	(0.2)
Gain on sale of associate	(6.0)
Share of associate losses	15.8
Income tax paid	(100.9)	(118.9)	(161.6)
Net cash provided by operating activities	2,017.5	2,233.2	1,927.2
Investing activities
Capital expenditure (purchase of property, plant and equipment)	(1,546.7)	(1,470.6)	(1,449.8)
(Increase)/decrease in restricted cash	(0.3)	(22.8)	1.2
Decrease in financial assets: cash > 3 months	646.1	774.0	157.8
Acquisition of subsidiary (net of cash acquired)	(86.5)
Investment in associate	(15.0)
Net cash used in investing activities	(1,002.4)	(719.4)	(1,290.8)
Financing activities
Shareholder returns (net of tax)	(531.6)	(829.1)	(1,017.9)
Proceeds from long term borrowings	99.9	65.2	793.4
Repayments of long term borrowings	(422.8)	(458.9)	(447.1)
Net cash used in financing activities	(854.5)	(1,222.8)	(671.6)
Increase/(decrease) in cash and cash equivalents	160.6	291.0	(35.2)
Cash and cash equivalents at beginning of year	1,515.0	1,224.0	1,259.2
Cash and cash equivalents at end of year	1,675.6	1,515.0	1,224.0
Interest income received	3.2	2.9	6.6
Interest expense paid	$ (60.6)	$ (56.1)	$ (69.5)